Going Concern (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		17 Months Ended	41 Months Ended	50 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Sep. 30, 2014
Going Concern Details Narrative
Net Loss	$ (5,893,944)	$ (925,567)	$ (7,271,567)	$ (2,880,855)	$ (3,710,289)	$ (4,083,050)	$ (3,502,583)	$ (11,295,922)	$ (18,661,015)